EQUITY - THE MOVEMENT OF THE RSUS (Details)	12 Months Ended
Dec. 31, 2022 shares USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending	8,485,140
Perfomance RSU | The 2021 - Special Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning	121,802
Forfeited | $	(121,802)
Balance, ending	0
Perfomance RSU | Board Grant 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning	44,935
Forfeited | $
Balance, ending	0